Related-party transactions and balances, Transactions Carried out with Related Parties (Details)						12 Months Ended	2160 Months Ended
		Dec. 13, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 03, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 MXN ($)	Nov. 29, 2204 USD ($)	Feb. 01, 2028	Dec. 31, 2025 USD ($)	Feb. 13, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 30, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Aug. 24, 2023 USD ($)
Payable - Affiliate: [abstract]
Current portion						$ 129,014,341							$ 120,634,508
Long term portion						69,065,566							73,837,080
Total related parties payable						$ 198,079,907							194,471,588
Annual interest rate					15.00%
Debt maturity						36-month
Outstanding loan						$ 10,719,644,941							11,174,200,426
Credit line					$ 18,149,309				$ 31,480,000
Murano World [Member]
Payable - Affiliate: [abstract]
Outstanding loan						$ 1,211,120,004							1,232,739,610
Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Debt maturity						February 5, 2033
Credit line									30,000,000						$ 45,000,000
Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Payable - Affiliate: [abstract]
Credit line									239,811,150
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Payable - Affiliate: [abstract]
Outstanding loan						$ 392,522
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Outstanding loan									64,630,080				110,081,394	$ 73,837,080
Interest amount									5,285,304				560,831	164,082
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Loan repayment from borrower					$ 15,000,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties									15,000,000
Outstanding loan						$ 10,202,658							9,828,201
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Payable - Affiliate: [abstract]
Loans from related parties									$ 30,000,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Sofoplus Loan I [Member]
Payable - Affiliate: [abstract]
Annual interest rate						15.00%			15.00%
Debt maturity						June 24, 2025
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Sofoplus Loan I [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Outstanding loan														5,367,127
Interest amount														27,344
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Sofoplus Loan III [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Annual interest rate								16.00%
Outstanding loan						$ 107,716,800			$ 6,000,000	$ 5,129,228	$ 870,772
Interest amount						$ 10,245,064			570,666
Credit line												$ 6,000,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Sofoplus Loan II [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Annual interest rate					16.00%
Loan disbursement amount		$ 1,000,000	$ 800,000	$ 100,000	$ 700,000		$ 1,000,000
Debt maturity						October 1, 2026
Outstanding loan									3,600,000					3,600,000
Interest amount									294,400					$ 8,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Sofoplus Loan II [Member] | Maximum [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties					$ 3,600,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[1]					$ 198,079,907							$ 194,471,588
Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member] | Syndicated Secured Mortgage Loan [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties									$ 15,000,000

[1]	This balance is composed of several loan agreements as follows: (i)Syndicated secured mortgage loan for up to U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus to Murano World) (“Sofoplus Loan I”) which matures on June 24, 2025, with an annual interest rate of 15.00%. The major shareholders are joint obligors. The balance of the Sofoplus Loan I and as of December 31, 2024 was U.S.$5,367,127 ($110,081,394) and accrued interest of U.S.$27,344 ($560,831). On January 30, 2025, Murano World signed a new loan agreement with Sofoplus of up to U.S. $6,000,000 (“Sofoplus loan III”) with draws of US $870,772 and $5,129,228 on January 31, 2025 and February 13, 2025, respectively. This loan has to pay monthly interest at the annual interest rate of 16%, with maturity on February 1, 2028. The use of this loan was to re-pay in full the remaining balance the Sofoplus Loan I, including principal and interest. The balance of the Sofoplus loan II as of December 31, 2025 is U.S.$6,000,000 ($107,716,800) and accrued interest of U.S.$570,666 ($10,245,064). (ii)On September 30, 2024, Murano World signed a loan agreement with Sofoplus for up to U.S.$3,600,000 (“Sofoplus loan II”) with disbursements of U.S.$700,000, U.S.$100,000, U.S.$800,000, U.S.$1,000,000 and U.S.$1,000,000 on September 30, 2024, October 3, 2024, October 31, 2024, November 29, 2024, and December 13, 2024, respectively. The Company used this loan to repay the balance of the secured mortgage loan I of U.S. $15,000,000. This loan pays monthly interest at the annual interest rate of 16% beginning of on October 1, 2024, with maturity on October 1, 2026. The balance of this loan as of December 31, 2025 and 2024 was U.S.$3,600,000 ($64,630,080) and accrued interest of U.S.$294,400 ($5,285,304) and U.S.$3,600,000 ($73,837,080) and accrued interest of U.S.$8,000 ($164,082), respectively.(iii)The balance also includes invoices discounted by one supplier of the Company with Sofoplus, the extended maturity of these discounted invoices is June 30, 2026. The balances of this transaction including interest as of December 31, 2025 and December 31, 2024 were $10,202,658 and $9,828,201, respectively.